CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2022
CONVERTIBLE NOTES
CONVERTIBLE NOTES

6. CONVERTIBLE NOTES

Convertible notes consist of:

	December 31,	December 31,	December 31,
Lender	2022	2021	2020
Lifschultz Enterprise Company LLC	$1,695,053	$1,569,449	$1,499,026
Sidney B. Lifschultz 1992 Family Trust	612,146	566,786	541,353
David Lifschultz	1,510,368	1,398,450	1,335,699
Bruce Abbott	1,510,353	1,398,437	1,335,686
Totals	5,327,920	4,933,122	4,711,764
Current portion	(5,327,920)	(4,933,122)	-
Non-current portion	$-	$-	$4,711,764

On July 7, 2020, the Company agreed to satisfy a total of $3,875,000 then owed to David Lifschultz and Bruce Abbott through (1) Company reduction of a total of $1,676,984 of the Company’s receivable balances from David Lifschultz and Bruce Abbott and (2) Company issuance of new convertible debentures totaling $2,198,016 to David Lifschultz ($1,099,008) and Bruce Abbott (1,099,008).

The notes bear interest at 12% compounded semi-annually and their maturity was extended on April 27, 2020 to April 27, 2022 and effective January 1, 2023 to January 1, 2026 (see Note 11).  The notes are convertible into shares of Genoil common stock at a price of $0.01 per share ($0.015 per share prior to April 27, 2020). The notes are secured by the assets of the Company.

The notes (as stated in the April 27, 2020 notes) provided that in the event that the inflation rate (based on the US CPI) exceeded 3%, the principal and accrued interest balances are increased by such inflation rate. Effective December 31, 2021, this inflation protection provision was triggered. The principal balances were increased 4.698% or a total of $221,358 (from $4,711,764 to $4,933,122) and the accrued interest balances were increased 4.698% or a total of $183,770 (from $3,911,705 to $4,095,475). The $405,128 total increase in the principal and accrued interest balances has been included in finance expense in the accompanying consolidated statement of operations for the year ended December 31, 2021.

Effective December 31, 2022, as a result of the inflation protection provision, the principal balances were increased 8.003% or a total of $394,798 (from $4,933,122 to $5,327,920) and the accrued interest balances were increased 8.003% or a total of $417,071 (from $5,211,424 to $5,628,495). The $811,869 total increase in the principal and accrued interest balances has been included in finance expense in the accompanying consolidated statement of operations for the year ended December 31, 2022.